Mortgage Servicing Rights (Details) (MSRs, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
MSRs
Activity in MSRs carried at fair value
Balance at beginning of period	$ 19,798	$ 25,698	$ 31,957
Additions - MSRs resulting from purchases	195,871		1,352
Additions - MSRs resulting from loan sales	14,636	774	1,696
Additions	210,507	774	3,048
Sales	(550)
Change in fair value:
Due to changes in valuation inputs or assumptions used in valuation model	659	(1,550)	(5,323)
Other changes in fair value	(5,501)	(5,124)	(3,984)
Total change in fair value	(4,842)	(6,674)	(9,307)
Balance at end of period	$ 224,913	$ 19,798	$ 25,698